Provisions (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	€ 140.8
Additional provision in the period	0.9
Release of provision	(0.5)
Utilization of provision	(8.5)
Unwinding of discounting	0.3
Foreign exchange	(3.2)
Other provisions	129.8
Current	61.4	€ 68.0
Non-current	68.4	72.8
Provisions	129.8	€ 140.8
Restructuring
Disclosure of other provisions [line items]
Other provisions	26.3
Additional provision in the period	0.3
Release of provision	(0.1)
Utilization of provision	(7.1)
Unwinding of discounting	0.0
Foreign exchange	0.0
Other provisions	19.4
Onerous/ unfavorable contracts
Disclosure of other provisions [line items]
Other provisions	75.4
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	(1.1)
Unwinding of discounting	0.2
Foreign exchange	(3.2)
Other provisions	71.3
Provisions related to other taxes
Disclosure of other provisions [line items]
Other provisions	10.2
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	0.0
Unwinding of discounting	0.0
Foreign exchange	0.0
Other provisions	10.2
Contingent consideration
Disclosure of other provisions [line items]
Other provisions	10.4
Additional provision in the period	0.0
Release of provision	0.0
Utilization of provision	0.0
Unwinding of discounting	0.1
Foreign exchange	0.0
Other provisions	10.5
Other
Disclosure of other provisions [line items]
Other provisions	18.5
Additional provision in the period	0.6
Release of provision	(0.4)
Utilization of provision	(0.3)
Unwinding of discounting	0.0
Foreign exchange	0.0
Other provisions	€ 18.4